Impairment (Details 4)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Producing Properties Relating To Oil And Gas Activities In Brazil Several Cgus [Member]
IfrsStatementLineItems [Line Items]
Posttax discount rates excluding inflation	7.30%	7.60%
R T And M In Brazil Postponed Projects [Member]
IfrsStatementLineItems [Line Items]
Posttax discount rates excluding inflation	8.10%	7.70%